STOCKHOLDERS’ DEFICIT (Tables)	3 Months Ended
Mar. 31, 2024
Equity [Abstract]
SCHEDULE OF RECONCILIATION OF SHARES OF COMMON STOCK ISSUED AND OUTSTANDING

Below is a reconciliation of shares of common stock issued and outstanding:

March 31,
2024
Total shares of common stock legally issued and outstanding	164,614,418
Plus: Shares to be issued:
Shares issuable to Polar (a)	1,500,000
Vested Performance-Based RSUs from satisfaction of liquidity condition upon the Closing (b)	7,148,506
Less: Shares subject to future vesting:
Issuance of restricted common stock subject to forfeiture (c)	(19,348,954)
Total shares issued and outstanding	153,913,970

(a)	Shares issuable to Polar under a subscription agreement as a result of the Merger. See Note 7 for additional information.

(b)

As of March 31, 2024, there were Performance-Based RSUs that had vested when the liquidity condition applicable to such awards was satisfied upon the Closing but had not been legally settled into common stock. See Note 8 for additional information.

(c)	Dr. Saadi will automatically forfeit all unvested Restricted Stock granted pursuant to the Special RSU Award in the event he departs the Company. See Note 8 for additional information on the Special RSU Award.